LEASE LIABILITIES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITIES
Lease liabilities	$ 210.1	$ 203.2	$ 170.5
Parent Corparation
LEASE LIABILITIES
Lease liabilities	$ 27.0	$ 29.8
Minimum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	1.90%
Maximum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)		9.30%